Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
(a) Concentration of Credit Risk
Fixed maturities
The Company’s investment portfolio is managed following prudent standards of diversification and a prudent investment philosophy. The Company is not exposed to any significant credit concentration risk on its investments, except for debt securities issued by the U.S. government and government sponsored enterprises, and other highly rated non-U.S. sovereign governments’ and supranational organizations' securities. At December 31, 2019, other than the U.S. government and government sponsored enterprises and the World Bank, the Company’s fixed maturity investment portfolio did not contain exposure to any non-U.S. sovereign government or any other issuer that accounted for more than 10% of the Company’s shareholders’ equity. The investment in World Bank at December 31, 2019 totaled $1,110 million and is included in the Non-U.S. sovereign government, supranational and government related within Fixed maturities on the Consolidated Balance Sheets. At December 31, 2018, other than the U.S. government and government sponsored enterprises, the Company’s fixed maturity investment portfolio did not contain exposure to any non-U.S. sovereign government or any other issuer that accounted for more than 10% of the Company’s shareholders’ equity. The Company keeps cash and cash equivalents in several banks and ensures that there are no significant concentrations of credit risk in any one bank.
Derivatives
The Company’s investment strategy allows for the use of derivative instruments, subject to strict limitations. Derivative instruments may be used to replicate investment positions and for the purpose of managing overall currency risk, market exposures and portfolio duration, for hedging certain investments, or for enhancing investment performance that would be allowed under the Company’s investment policy if implemented in other ways. The Company is exposed to credit risk in the event of non-performance by the counterparties to the Company’s derivative contracts. However, the Company diversifies the counterparties to its derivative contracts to reduce credit risk, and because the counterparties to these contracts are high credit quality international banks, the Company does not anticipate non-performance. These contracts are generally of short duration and settle on a net basis. The difference between the contract amounts and the related market value represents the Company’s maximum credit exposure.
Underwriting operations
The Company is also exposed to credit risk in its underwriting operations, most notably in the credit/surety line. Loss experience in these lines of business is cyclical and is affected by the state of the general economic environment. The Company provides its clients in these lines of business with reinsurance protection against credit deterioration, defaults or other types of financial non-performance of or by the underlying credits that are the subject of the reinsurance provided and, accordingly, the Company is exposed to the credit risk of those credits. The Company mitigates the risks associated with these credit-sensitive lines of business through the use of risk management techniques such as risk diversification, careful monitoring of risk aggregations and accumulations and, at times, through the use of retrocessional reinsurance protection and the purchase of credit default, total return and interest rate swaps.
The Company has exposure to credit risk as it relates to its business written through brokers, if any of the Company’s brokers is unable to fulfill their contractual obligations with respect to payments to the Company. In addition, in some jurisdictions, if the broker fails to make payments to the insured under the Company’s policy, the Company might remain liable to the insured for the deficiency. The Company’s exposure to such credit risk is somewhat mitigated in certain jurisdictions by contractual terms.
The Company has exposure to credit risk related to reinsurance balances receivable and reinsurance recoverable on paid and unpaid losses. The credit risk exposure related to these balances is mitigated by several factors, including but not limited to, credit checks performed as part of the underwriting process, monitoring of aged receivable balances and the contractual right to offset premiums receivable or funds held balances against non-life reserves. The Company regularly reviews its reinsurance recoverable balances to estimate an allowance for uncollectible amounts based on quantitative and qualitative factors. At December 31, 2019 and 2018, the Company recorded a provision for uncollectible premiums receivable of $7 million and $5 million, respectively. See also Note 8 for discussion of credit risk related to reinsurance recoverable on paid and unpaid losses.
The Company is also subject to the credit risk of its cedants in the event of insolvency or the cedant’s failure to honor the value of funds held balances for any other reason. However, the Company’s credit risk in some jurisdictions is mitigated by a mandatory right of offset of amounts payable by the Company to a cedant against amounts due to the Company. In certain other jurisdictions the Company is able to mitigate this risk, depending on the nature of the funds held arrangements, to the extent that the Company has the contractual ability to offset any shortfall in the payment of the funds held balances with amounts owed by the Company to cedants for losses payable and other amounts contractually due.
(b) Lease Arrangements
The Company adopted a new lease accounting standard on January 1, 2019 (see Note 2(s)). The Company leases office space under operating leases expiring in various years through 2038. At the lease commencement, the Company determines the classification of each lease as either a finance lease or an operating lease. The Company currently only has leases classified as operating and the lease expense is recognized on a straight-line basis over the lease term. Operating lease right-of-use assets and operating lease liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Variable lease payments are excluded from these lease payments to the extent they are not based on consumer price index or a market index and are recognized in the period in which the obligation for those payments is incurred.
Many of the Company's lease terms include options to extend or terminate the lease at the discretion of the Company, and are reflected in the lease measurement only if the Company is reasonably certain of exercising those options. The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.
The Company has lease agreements with lease and non-lease components, such as common-area maintenance costs. The Company has elected the practical expedient to account for lease components together with non-lease components as a single lease component for all real estate leases.
As most leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments.
The following table summarizes the balances related to the Company's total lease expense and provides supplemental other information related to operating leases for the year ended December 31, 2019 (in thousands of U.S. dollars):

	2019
Operating lease costs	$15,893
Variable lease costs	2,598
Sublease income	(1,515)
Total lease costs	$16,976

Other information:
Operating lease right-of-use assets (1)	$75,774
Operating lease liabilities (2)	$85,777
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash (3)	$86,157
Operating cash outflows from operating leases	$11,305
Weighted-average remaining lease term on operating leases (4)	9.2	Yrs
Weighted-average discount rate on operating leases (5)	2.6%

(1) Included in Other assets in the Consolidated Balance Sheet
(2) Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheet
(3) Includes transition amounts related to the adoption of the new lease guidance in 2019
(4) Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
(5) Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date
The following table shows the contractual maturities of the Company's operating lease liabilities at December 31, 2019 (in thousands of U.S. dollars):

Year	Expected cash flows
2020	$17,010
2021	12,295
2022	10,376
2023	9,647
2024	8,568
2025-2038	38,902
Discount	(11,021)
Total discounted operating lease liabilities	$85,777

The Company has additional lease commitments of $25 million related to leases that will not commence until 2021, with contractual lease terms of up to 10 years. As these leases have not yet commenced, the commitments are not included in the maturity table above or in the Consolidated Balance Sheets at December 31, 2019.
(c) Other Agreements
The Company has entered into service agreements that provide for business and information technology support and computer equipment. Future payments under these contracts amount to $28 million, with $20 million and $4 million to be paid during 2020 and 2021, respectively, and the remainder to be paid through 2024.
The Company has entered into certain investments, including investments in VIEs (see Note 4(e)), with unfunded capital commitments. As of December 31, 2019, the Company expects to fund capital commitments totaling $855 million with $378 million, $307 million, $122 million, and $48 million to be paid during 2020, 2021, 2022, and 2023, respectively.
The Company has committed to a 10-year structured letter of credit facility issued by a high credit quality international bank which has a final maturity of December 31, 2024. At December 31, 2019 and 2018, the Company’s participation in the facility was $69 million and $67 million, respectively. At December 31, 2019, the letter of credit facility has not been drawn down and can only be drawn down in the event of certain specific scenarios, which the Company considers remote. Unless canceled by the bank, the credit facility automatically extends for one year, each year until maturity.
(d) Legal Proceedings
Litigation
The Company’s reinsurance subsidiaries, and the insurance and reinsurance industry in general, are subject to litigation and arbitration in the normal course of their business operations. In addition to claims litigation and disputes, the Company and its subsidiaries may be subject to lawsuits and regulatory actions in the normal course of business that do not arise from or directly relate to claims on reinsurance contracts. This category of business litigation typically involves, among other things, allegations of underwriting errors or omissions, employment claims or regulatory activity. While the outcome of business litigation cannot be predicted with certainty, the Company will dispute all allegations against the Company and/or its subsidiaries that management believes are without merit.
At December 31, 2019, the Company was not a party to any litigation or arbitration that it believes could have a material effect on the financial condition, results of operations or liquidity of the Company.
In March 2019, a cedant (“the Cedant”) brought a motion for a declaratory judgment against the Company in the Québec Superior Court seeking a declaration that the Cedant had properly exercised its right, pursuant to an agreement between the parties, to recapture certain portfolios of life reinsurance contracts that the Cedant had retroceded to the Company. The Cedant alleges that such recapture entitles it to a payment from the Company of approximately CAD $144.7 million (approximately U.S. $110 million). The Company believes it has strong defenses to the Cedant’s claim, including that the Cedant failed to unconditionally exercise its alleged recapture right within the specified contractual parameters, and that even if the Cedant had done so, the recapture payment requested is significantly overstated. If the Cedant's claim prevails in its entirety, the Company could incur a loss, calculated as the value of the recapture payment reduced by the net reserves recorded by the Company related to the in-force business subject to recapture. However, the Company cannot reasonably predict the result of this matter. As the Company believes that it is not probable that a loss has been or is expected to be incurred for this litigation, no accrual for a contingent liability has been made as at December 31, 2019.